Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay Versus Performance
Pay Versus Performance Table for 2023

Year	Summary Compensation Table Total for PEO (1)	Compensation Actually Paid to PEO (2)	Average Summary Compensation Table Total for Non-PEO NEOs (3)	Average Summary Compensation Actually Paid to Non-PEO NEOs (4)	Value of Initial Fixed $100 Investment Based On:		Net Income (8) (Thousands)	Return on Average Assets (9)
					TSR (5)	Peer Group TSR (6)(7)
(a)	(b)	(c)	(d)	(e)	(f)	(g)	(h)	(i)
2023	$2,192,185	$1,870,320	$1,160,482	$1,053,046	150.69	107.15	$126,734	1.27%
2022	$2,181,048	$2,248,196	$1,234,154	$1,382,300	155.16	106.44	$148,351	1.48%
2021	$2,325,563	$2,920,912	$1,194,058	$1,694,759	145.96	107.59	$153,945	1.56%
2020	$2,110,992	$1,881,764	$1,114,571	$1,079,494	107.67	82.74	$127,923	1.38%
________________________
(1)    The dollar amounts reported in column (b) are the amounts of total compensation reported for David L. Trautman (our Chairman/CEO) for each corresponding year in the “Total” column of the “Summary Compensation Table for 2023.”
(2)    The dollar amounts reported in column (c) represent the amount of “compensation actually paid” to Mr. Trautman, as computed in accordance with Item 402(v) of SEC Regulation S-K. The dollar amounts reported do not reflect the actual amount of compensation earned by or paid to Mr. Trautman during the applicable year. In accordance with the requirements of Item 402(v) of SEC
Regulation S-K, the following adjustments were made to Mr. Trautman's total compensation for each year to determine the compensation actually paid to Mr. Trautman:

Year	Reported Summary Compensation Table Total for PEO	Reported Grant Date Fair Value of Equity Awards (a)	Equity Award Adjustments (b)	Reported Change in the Actuarial Present Value of Pension Benefits (c)	Pension Benefit Adjustments (d)	Compensation Actually Paid to PEO
2023	$2,192,185	($ 552,751)	$ 457,737	($ 422,037)	$195,186	$1,870,320
2022	$2,181,048	($ 416,963)	$ 606,073	($ 303,373)	$181,411	$2,248,196
2021	$2,325,563	($ 420,040)	$1,153,006	($ 489,412)	$351,795	$2,920,912
2020	$2,110,992	($ 368,568)	$ 373,873	($ 569,153)	$334,620	$1,881,764
(a)The “reported grant date fair value of equity awards” represents the amount reported in the "Stock Awards" column in the “Summary Compensation Table for 2023” for the applicable year.
(b)The “equity award adjustments” for each applicable year include the addition (or subtraction, as applicable) of the following: (i) the year-end fair value of any equity awards granted in the applicable year that were outstanding and unvested as of the end of the applicable year; (ii) the amount of change as of the end of the applicable year (from the end of the prior year) in fair value of any equity awards granted in prior years that were outstanding and unvested as of the end of the applicable year; (iii) for equity awards that were granted and vested in the same applicable year, the fair value of the equity awards as of the vesting date; (iv) for equity awards granted in prior years that vested in the applicable year, the amount equal to the change as of the vesting date (from the end of the prior year) in fair value of the equity awards; (v) for equity awards granted in prior years that were determined to fail to meet the applicable vesting conditions during the applicable year, a deduction for the amount equal to the fair value at the end of the prior year; and (vi) the dollar value of any dividends or other earnings paid on equity awards in the applicable year prior to the vesting date that are not otherwise reflected in the fair value of such equity awards or included in any other component of total compensation for the applicable year. The fair value for all unvested equity awards is based on the expected vesting percentile of PBRSUs for a given year which would be earned under the PBRSU award granted pursuant to the 2017 Employees LTIP. The amounts deducted or added in calculating the “equity award adjustments” are as follows:

Year	Year-End Fair Value of Outstanding and Unvested Equity Awards Granted in Applicable Year	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Dollar Value of Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Fair Value or Total Compensation	Total Equity Award Adjustments
2023	$575,043	($ 27,503)	-	($89,803)	-	-	$ 457,737
2022	$490,234	$123,446	-	($ 7,607)	-	-	$ 606,073
2021	$614,596	$447,481	-	$90,929	-	-	$1,153,006
2020	$404,919	$ 67,206	-	($98,252)	-	-	$ 373,873
(c)The amounts included in this column are the amounts reported in the "Change in Pension Value and Nonqualified Deferred Compensation Earnings" column of the “Summary Compensation Table for 2023” for each applicable year.
(d)The total “pension benefit adjustments” for each applicable year include the aggregate of three components: (i) the actuarially determined pension service cost for services rendered by Mr. Trautman during the applicable year (the “Pension Service Cost”); (ii) the entire cost of benefits granted in a plan amendment (or initiation) during the applicable year that are attributed by the benefit formula to services rendered in periods prior to the plan amendment or initiation (the “Pension Prior Service Cost”); and (iii) the SERP service cost ("SERP Service Cost") for services rendered by Mr. Trautman during the applicable year, in each case, calculated in accordance with U.S. GAAP. The amounts added in calculating the pension benefit adjustments are as follows:

Year	Pension Service Cost	Pension Prior Service Cost	SERP Service Cost	Total Pension Benefit Adjustments
2023	$25,383	-	$169,803	$195,186
2022	$33,441	-	$147,970	$181,411
2021	$34,511	-	$317,284	$351,795
2020	$30,999	-	$303,621	$334,620
(3)    The dollar amounts reported in column (d) represent the average of the amounts reported for Park’s NEOs as a group (excluding Mr. Trautman) in the “Total” column of the “Summary Compensation Table for 2023” in each applicable year. The names of the NEOs (excluding Mr. Trautman) included for purposes of calculating the average amounts in each applicable year are Brady T. Burt (our CFO) and Matthew R. Miller (our President).
(4)    The dollar amounts reported in column (e) represent the average amount of “compensation actually paid” to the NEOs as a group (excluding Mr. Trautman), as computed in accordance with Item 402(v) of SEC Regulation S-K. The names of the NEOs (excluding Mr. Trautman)
included for purposes of calculating the average amounts in each applicable year are Brady T. Burt and Matthew R. Miller. The dollar amounts reported do not reflect the actual average amount of compensation earned by or paid to the NEOs as a group (excluding Mr. Trautman) during the applicable year. In accordance with the requirements of Item 402(v) of SEC Regulation S-K, the following adjustments were made to average total compensation for the NEOs as a group (excluding Mr. Trautman) for each year to determine the compensation actually paid, using the same methodology described above in footnote (2):

Year	Average Reported Summary Compensation Table Total for Non-PEO NEOs	Average Reported Grant Date Fair Value of Equity Awards	Average Equity Award Adjustments (a)	Average Reported Change in the Actuarial Present Value of Pension Benefits	Average Pension Benefit Adjustments (b)	Average Compensation Actually Paid to Non-PEO NEOs
2023	$1,160,482	($ 324,156)	$260,033	($ 108,778)	$63,442	$1,053,046
2022	$1,234,154	($ 293,149)	$423,049	($ 56,367)	$72,591	$1,382,300
2021	$1,194,058	($ 297,529)	$794,241	($ 82,172)	$84,140	$1,694,759
2020	$1,114,571	($ 261,069)	$281,069	($ 134,799)	$77,702	$1,079,494
(a)The amounts deducted or added in calculating the total average equity award adjustments are as follows:

Year	Average Year-End Fair Value of Outstanding and Unvested Equity Awards Granted in Applicable Year	Average Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years	Average Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Average Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Average Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Average Dollar Value of Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Fair Value or Total Compensation	Total Average Equity Award Adjustments
2023	$337,229	($ 19,463)	$0	($ 57,733)	$0	$0	$260,033
2022	$344,662	$ 83,621	$0	($ 5,234)	$0	$0	$423,049
2021	$435,339	$289,170	$0	$ 69,732	$0	$0	$794,241
2020	$286,818	$ 42,162	$0	($ 47,911)	$0	$0	$281,069
(b)The amounts added in calculating the total average pension benefit adjustments are as follows:

Year	Average Pension Service Cost	Average Pension Prior Service Cost	Average SERP Service Cost	Total Average Pension Benefit Adjustments
2023	$19,635	$0	$43,807	$63,442
2022	$30,996	$0	$41,595	$72,591
2021	$31,898	$0	$52,242	$84,140
2020	$27,709	$0	$49,993	$77,702
(5)    Cumulative TSR is calculated by dividing the sum of the cumulative amount of dividends for the measurement period (determined in accordance with Item 402(v) of SEC Regulation S-K), assuming dividend reinvestment, and the difference between Park’s common share price at the end and the beginning of the measurement period by Park’s common share price at the beginning of the measurement period.
(6)    Represents the weighted peer group cumulative TSR, weighted according to the respective companies’ stock market capitalization at the beginning of each measurement period for which a return is indicated. The peer group used for this purpose is Park's Regional Compensation Peer Group as defined in the section captioned “EXECUTIVE COMPENSATION – Compensation Discussion and Analysis.”
(7)    The Regional Compensation Peer Group as defined in the section captioned “EXECUTIVE COMPENSATION – Compensation Discussion and Analysis” in Park’s Proxy Statement for the 2024 Annual Meeting was slightly modified from the Regional Compensation Peer Group as defined in the section captioned “EXECUTIVE COMPENSATION – Compensation Discussion and Analysis” in Park’s Proxy Statement for each of the 2023 Annual Meeting, the 2022 Annual Meeting, and the 2021 Annual Meeting of Shareholders. Byline Bancorp, Inc. and First Midwest Bancorp, Inc. were removed and replaced with FB Financial Corporation and Premier Financial Corp. Had Park retained the previous peer group then the cumulative total shareholder return, assuming a fixed investment of $100 on January 1, 2020, would have been $87.70, $107.56, $107.28, and $107.52 in 2020, 2021, 2022, and 2023, respectively.
(8)    The dollar amounts reported represent the amount of net income (in thousands) reflected in Park’s audited consolidated financial statements for the applicable year.
(9)    Return on Average Assets (“ROAA”) is defined as net income divided by average assets, in each case during the applicable year. While Park uses numerous financial and non-financial performance measures for the purpose of evaluating performance for Park’s compensation programs, Park has determined that ROAA is the financial performance measure that, in Park’s assessment, represents the most important performance measure (that is not otherwise required to be disclosed in this table) used by Park to link compensation actually paid to Park’s NEOs for the most recently completed fiscal year, to Park’s performance.
Financial Performance Measures
As described in greater detail in the section captioned “EXECUTIVE COMPENSATION – Compensation Discussion and Analysis,” Park’s executive compensation program includes variable components in the form of annual incentive compensation and long-term incentive awards. The metrics that Park uses for both annual incentive compensation and long-term incentive awards are selected based on an objective of incentivizing our NEOs to increase shareholder value. Changes in shareholder value are reflected in compensation actually paid above through the fair value of Park’s equity awards. Compensation actually paid for 2021 reflects an increase in the fair value of these equity awards as a result of an increase in Park’s common share price from $105.01 at December 31, 2020 to $137.31 at December 31, 2021. Compensation actually paid for 2022 reflects an increase in the fair value of these equity awards as a result of an increase in Park’s common share price from $137.31 at December 31, 2021 to $140.75 at December 31, 2022. Compensation actually paid for 2023 reflects a decrease in the fair value of these equity awards as a result of a decrease in Park’s common share price from $140.75 at December 31, 2022 to $132.86 at December 31, 2023, partially offset by an increase in the estimated vesting percentile. The most important financial performance measures used by Park to link executive compensation actually paid to the NEOs for the most recently completed fiscal year, to Park’s performance are as follows:
•ROAA
•Diluted EPS
•PTPP ROATE
•PTPP ROATA
•Efficiency Ratio
Analysis of the Information Presented in the Pay Versus Performance Table
As described in more detail in the section captioned “EXECUTIVE COMPENSATION – Compensation Discussion and Analysis,” Park’s executive compensation program includes variable components in the form of annual incentive compensation and long-term incentive awards. While Park utilizes several performance measures to align executive compensation with Park’s performance, all of those measures are not presented in the “Pay Versus Performance Table for 2023.” Moreover, Park generally seeks to incentivize long-term performance and, therefore, does not specifically align Park’s performance measures with compensation that is actually paid (as computed in accordance with Item 402(v) of SEC Regulation S-K) for a particular year. In accordance with Item 402(v) of SEC Regulation S-K, Park is providing the following descriptions of the relationships between information presented in the “Pay Versus Performance Table for 2023.”
Compensation Actually Paid and Cumulative TSR
As demonstrated by the following graph, the amount of compensation actually paid to Mr. Trautman and the average amount of compensation actually paid to Park’s NEOs as a group (excluding Mr. Trautman) is generally aligned with Park’s cumulative TSR over the four years presented in the “Pay Versus Performance Table for 2023.” The alignment of compensation actually paid with Park’s cumulative TSR over the period presented is due to the fact that a significant portion of the compensation actually paid to Mr. Trautman and to the other NEOs is comprised of equity awards. As described in more detail in the section captioned “EXECUTIVE COMPENSATION – Compensation Discussion and Analysis,” the estimated grant date fair value of the target PBRSU award in 2023 was approximately 32% of total direct compensation for Mr. Trautman and approximately 29% and 32% of total direct compensation for Mr. Burt and Mr. Miller, respectively.
For each of the four years presented in the “Pay Versus Performance Table for 2023,” Park’s cumulative TSR exceeded that of the Midwest Regional Compensation Peer Group as defined in the section captioned “EXECUTIVE COMPENSATION – Compensation Discussion and Analysis.” The following table details Park’s cumulative TSR in comparison to the Midwest Regional Compensation Peer Group cumulative TSR for each of the measurement periods (determined in accordance with Item 402(v) of SEC Regulation S-K).
Compensation Actually Paid and Net Income
As demonstrated by the following table, the amount of compensation actually paid to Mr. Trautman and the average amount of compensation actually paid to Park’s NEOs as a group (excluding Mr. Trautman) is generally aligned with Park’s net income over the four years presented in the “Pay Versus Performance Table for 2023.” While Park does not use net income as a performance measure in the overall executive compensation program, the measure of net income is correlated with the measures of Diluted EPS, PTPP ROATE and PTPP ROATA, which Park does use in setting goals for annual incentive compensation, and ROAA, which Park does use in determining the vesting of PBRSUs that are awarded to the NEOs and as a discretionary factor in determining the amount of annual incentive compensation earned. As described in more detail in the section captioned “EXECUTIVE COMPENSATION – Compensation Discussion and Analysis,” the target annual incentive compensation as a percent of 2023 base salary was 60% for Mr. Trautman and 50% for each of Mr. Burt and Mr. Miller.
Compensation Actually Paid and ROAA
As described in more detail in the section captioned “EXECUTIVE COMPENSATION – Compensation Discussion and Analysis,” the number of PBRSUs earned is based on the cumulative ROAA for a three-fiscal-year performance period. Additionally, ROAA is used as a discretionary factor in determining the amount of annual incentive compensation earned. As demonstrated by the following table, the amount of compensation actually paid to Mr. Trautman and the average amount of compensation actually paid to Park’s NEOs as a group (excluding Mr. Trautman) is generally aligned with Park’s ROAA over each of the four years presented in the “Pay Versus Performance Table for 2023.”
Diluted EPS, PTPP ROATE, PTPP ROATA and Efficiency Ratio
As described in more detail in the section captioned “EXECUTIVE COMPENSATION – Compensation Discussion and Analysis,” the amount of annual incentive compensation earned is based on Park’s performance against preset goals for diluted EPS, PTPP ROATE, PTPP ROATA, and the efficiency ratio. The combination of these factors is considered; thus, the amount of compensation actually paid to Mr. Trautman and the average amount of compensation actually paid to Park’s NEOs as a group (excluding Mr. Trautman) is not necessarily aligned with each factor individually. The following tables detail Park’s performance with respect to each of these metrics in comparison to the amount of compensation actually paid for each of the years presented.

Company Selected Measure Name	Return on Average Assets (9)
Named Executive Officers, Footnote	The dollar amounts reported in column (d) represent the average of the amounts reported for Park’s NEOs as a group (excluding Mr. Trautman) in the “Total” column of the “Summary Compensation Table for 2023” in each applicable year. The names of the NEOs (excluding Mr. Trautman) included for purposes of calculating the average amounts in each applicable year are Brady T. Burt (our CFO) and Matthew R. Miller (our President).
Peer Group Issuers, Footnote	For each of the four years presented in the “Pay Versus Performance Table for 2023,” Park’s cumulative TSR exceeded that of the Midwest Regional Compensation Peer Group as defined in the section captioned “EXECUTIVE COMPENSATION – Compensation Discussion and Analysis.”
PEO Total Compensation Amount	$ 2,192,185	$ 2,181,048	$ 2,325,563	$ 2,110,992
PEO Actually Paid Compensation Amount	$ 1,870,320	2,248,196	2,920,912	1,881,764
Adjustment To PEO Compensation, Footnote	The dollar amounts reported in column (c) represent the amount of “compensation actually paid” to Mr. Trautman, as computed in accordance with Item 402(v) of SEC Regulation S-K. The dollar amounts reported do not reflect the actual amount of compensation earned by or paid to Mr. Trautman during the applicable year. In accordance with the requirements of Item 402(v) of SEC
Regulation S-K, the following adjustments were made to Mr. Trautman's total compensation for each year to determine the compensation actually paid to Mr. Trautman:

Year	Reported Summary Compensation Table Total for PEO	Reported Grant Date Fair Value of Equity Awards (a)	Equity Award Adjustments (b)	Reported Change in the Actuarial Present Value of Pension Benefits (c)	Pension Benefit Adjustments (d)	Compensation Actually Paid to PEO
2023	$2,192,185	($ 552,751)	$ 457,737	($ 422,037)	$195,186	$1,870,320
2022	$2,181,048	($ 416,963)	$ 606,073	($ 303,373)	$181,411	$2,248,196
2021	$2,325,563	($ 420,040)	$1,153,006	($ 489,412)	$351,795	$2,920,912
2020	$2,110,992	($ 368,568)	$ 373,873	($ 569,153)	$334,620	$1,881,764

Non-PEO NEO Average Total Compensation Amount	$ 1,160,482	1,234,154	1,194,058	1,114,571
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,053,046	1,382,300	1,694,759	1,079,494
Adjustment to Non-PEO NEO Compensation Footnote	In accordance with the requirements of Item 402(v) of SEC Regulation S-K, the following adjustments were made to average total compensation for the NEOs as a group (excluding Mr. Trautman) for each year to determine the compensation actually paid, using the same methodology described above in footnote (2):

Year	Average Reported Summary Compensation Table Total for Non-PEO NEOs	Average Reported Grant Date Fair Value of Equity Awards	Average Equity Award Adjustments (a)	Average Reported Change in the Actuarial Present Value of Pension Benefits	Average Pension Benefit Adjustments (b)	Average Compensation Actually Paid to Non-PEO NEOs
2023	$1,160,482	($ 324,156)	$260,033	($ 108,778)	$63,442	$1,053,046
2022	$1,234,154	($ 293,149)	$423,049	($ 56,367)	$72,591	$1,382,300
2021	$1,194,058	($ 297,529)	$794,241	($ 82,172)	$84,140	$1,694,759
2020	$1,114,571	($ 261,069)	$281,069	($ 134,799)	$77,702	$1,079,494

Equity Valuation Assumption Difference, Footnote	The “equity award adjustments” for each applicable year include the addition (or subtraction, as applicable) of the following: (i) the year-end fair value of any equity awards granted in the applicable year that were outstanding and unvested as of the end of the applicable year; (ii) the amount of change as of the end of the applicable year (from the end of the prior year) in fair value of any equity awards granted in prior years that were outstanding and unvested as of the end of the applicable year; (iii) for equity awards that were granted and vested in the same applicable year, the fair value of the equity awards as of the vesting date; (iv) for equity awards granted in prior years that vested in the applicable year, the amount equal to the change as of the vesting date (from the end of the prior year) in fair value of the equity awards; (v) for equity awards granted in prior years that were determined to fail to meet the applicable vesting conditions during the applicable year, a deduction for the amount equal to the fair value at the end of the prior year; and (vi) the dollar value of any dividends or other earnings paid on equity awards in the applicable year prior to the vesting date that are not otherwise reflected in the fair value of such equity awards or included in any other component of total compensation for the applicable year. The fair value for all unvested equity awards is based on the expected vesting percentile of PBRSUs for a given year which would be earned under the PBRSU award granted pursuant to the 2017 Employees LTIP. The amounts deducted or added in calculating the “equity award adjustments” are as follows:

Year	Year-End Fair Value of Outstanding and Unvested Equity Awards Granted in Applicable Year	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Dollar Value of Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Fair Value or Total Compensation	Total Equity Award Adjustments
2023	$575,043	($ 27,503)	-	($89,803)	-	-	$ 457,737
2022	$490,234	$123,446	-	($ 7,607)	-	-	$ 606,073
2021	$614,596	$447,481	-	$90,929	-	-	$1,153,006
2020	$404,919	$ 67,206	-	($98,252)	-	-	$ 373,873
The amounts deducted or added in calculating the total average equity award adjustments are as follows:

Year	Average Year-End Fair Value of Outstanding and Unvested Equity Awards Granted in Applicable Year	Average Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years	Average Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Average Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Average Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Average Dollar Value of Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Fair Value or Total Compensation	Total Average Equity Award Adjustments
2023	$337,229	($ 19,463)	$0	($ 57,733)	$0	$0	$260,033
2022	$344,662	$ 83,621	$0	($ 5,234)	$0	$0	$423,049
2021	$435,339	$289,170	$0	$ 69,732	$0	$0	$794,241
2020	$286,818	$ 42,162	$0	($ 47,911)	$0	$0	$281,069

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid and Cumulative TSR
As demonstrated by the following graph, the amount of compensation actually paid to Mr. Trautman and the average amount of compensation actually paid to Park’s NEOs as a group (excluding Mr. Trautman) is generally aligned with Park’s cumulative TSR over the four years presented in the “Pay Versus Performance Table for 2023.” The alignment of compensation actually paid with Park’s cumulative TSR over the period presented is due to the fact that a significant portion of the compensation actually paid to Mr. Trautman and to the other NEOs is comprised of equity awards. As described in more detail in the section captioned “EXECUTIVE COMPENSATION – Compensation Discussion and Analysis,” the estimated grant date fair value of the target PBRSU award in 2023 was approximately 32% of total direct compensation for Mr. Trautman and approximately 29% and 32% of total direct compensation for Mr. Burt and Mr. Miller, respectively.

Compensation Actually Paid vs. Net Income
Compensation Actually Paid and Net Income
As demonstrated by the following table, the amount of compensation actually paid to Mr. Trautman and the average amount of compensation actually paid to Park’s NEOs as a group (excluding Mr. Trautman) is generally aligned with Park’s net income over the four years presented in the “Pay Versus Performance Table for 2023.” While Park does not use net income as a performance measure in the overall executive compensation program, the measure of net income is correlated with the measures of Diluted EPS, PTPP ROATE and PTPP ROATA, which Park does use in setting goals for annual incentive compensation, and ROAA, which Park does use in determining the vesting of PBRSUs that are awarded to the NEOs and as a discretionary factor in determining the amount of annual incentive compensation earned. As described in more detail in the section captioned “EXECUTIVE COMPENSATION – Compensation Discussion and Analysis,” the target annual incentive compensation as a percent of 2023 base salary was 60% for Mr. Trautman and 50% for each of Mr. Burt and Mr. Miller.

Compensation Actually Paid vs. Company Selected Measure
Compensation Actually Paid and ROAA
As described in more detail in the section captioned “EXECUTIVE COMPENSATION – Compensation Discussion and Analysis,” the number of PBRSUs earned is based on the cumulative ROAA for a three-fiscal-year performance period. Additionally, ROAA is used as a discretionary factor in determining the amount of annual incentive compensation earned. As demonstrated by the following table, the amount of compensation actually paid to Mr. Trautman and the average amount of compensation actually paid to Park’s NEOs as a group (excluding Mr. Trautman) is generally aligned with Park’s ROAA over each of the four years presented in the “Pay Versus Performance Table for 2023.”

Total Shareholder Return Vs Peer Group	The following table details Park’s cumulative TSR in comparison to the Midwest Regional Compensation Peer Group cumulative TSR for each of the measurement periods (determined in accordance with Item 402(v) of SEC Regulation S-K).

Tabular List, Table	The most important financial performance measures used by Park to link executive compensation actually paid to the NEOs for the most recently completed fiscal year, to Park’s performance are as follows:
•ROAA
•Diluted EPS
•PTPP ROATE
•PTPP ROATA
•Efficiency Ratio

Total Shareholder Return Amount	$ 150.69	155.16	145.96	107.67
Peer Group Total Shareholder Return Amount	107.15	106.44	107.59	82.74
Net Income (Loss)	$ 126,734	$ 148,351	$ 153,945	$ 127,923
Company Selected Measure Amount	0.0127	0.0148	0.0156	0.0138
PEO Name	David L. Trautman
Measure:: 1
Pay vs Performance Disclosure
Name	ROAA
Measure:: 2
Pay vs Performance Disclosure
Name	Diluted EPS
Measure:: 3
Pay vs Performance Disclosure
Name	PTPP ROATE
Measure:: 4
Pay vs Performance Disclosure
Name	PTPP ROATA
Measure:: 5
Pay vs Performance Disclosure
Name	Efficiency Ratio
PEO | fair value equity award adjustment [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 552,751	$ 416,963	$ 420,040	$ 368,568
PEO | equity award adjustment [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	457,737	606,073	1,153,006	373,873
PEO | change in present value of pension benefits [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	422,037	303,373	489,412	569,153
PEO | pension benefit [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	195,186	181,411	351,795	334,620
PEO | Year End FV Outstanding and Unvested Granted in Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	575,043	490,234	614,596	404,919
PEO | Yr over Yr Change FV Outstanding in Grants Awarded Prior Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	27,503	123,446	447,481	67,206
PEO | FV as of Vesting Date of Awards Granted and Vested in Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0
PEO | Yr over Yr Change FV Outstanding of Awards Granted in Prior Years that Vested in the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	89,803	7,607	90,929	98,252
PEO | FV at end of prior year of awards that failed to meet vesting conditions [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0
PEO | Dollar value of dividends or other earnings paid on equity awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0
PEO | Pension Service Cost [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	25,383	33,441	34,511	30,999
PEO | Pension Prior Service Cost [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0
PEO | SERP Service Cost [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	169,803	147,970	317,284	303,621
Non-PEO NEO | fair value equity award adjustment [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	324,156	293,149	297,529	261,069
Non-PEO NEO | equity award adjustment [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	260,033	423,049	794,241	281,069
Non-PEO NEO | change in present value of pension benefits [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	108,778	56,367	82,172	134,799
Non-PEO NEO | pension benefit [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	63,442	72,591	84,140	77,702
Non-PEO NEO | Year End FV Outstanding and Unvested Granted in Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	337,229	344,662	435,339	286,818
Non-PEO NEO | Yr over Yr Change FV Outstanding in Grants Awarded Prior Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	19,463	83,621	289,170	42,162
Non-PEO NEO | FV as of Vesting Date of Awards Granted and Vested in Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0
Non-PEO NEO | Yr over Yr Change FV Outstanding of Awards Granted in Prior Years that Vested in the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	57,733	5,234	69,732	47,911
Non-PEO NEO | FV at end of prior year of awards that failed to meet vesting conditions [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0
Non-PEO NEO | Dollar value of dividends or other earnings paid on equity awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0
Non-PEO NEO | Pension Service Cost [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	19,635	30,996	31,898	27,709
Non-PEO NEO | Pension Prior Service Cost [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0
Non-PEO NEO | SERP Service Cost [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 43,807	$ 41,595	$ 52,242	$ 49,993